Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	March 31, 2026	September 30, 2025
		(Audited)
Accounts receivable	$617,071	$2,201,006
Less: allowance for credit losses	-	-
Accounts receivable, net	$617,071	$2,201,006

Schedule of Allowance for Credit Losses Movement	Allowance for credit losses movement:
	March 31, 2026	September 30, 2025
		(Audited)
Beginning balance	$-	$-
Provision	90,178	4,097
Written off	(90,178)	(4,097)
Ending balance	$-	$-